Leases - Future Minimum Commitments for Chartered-In Contracts (Table) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease liabilities, including current portion	$ 47,064
Charter-in contracts
Property Subject To Or Available For Operating Lease [Line Items]
December 31, 2020	109,574
December 31, 2021	85,399
December 31, 2022	57,282
December 31, 2023	47,603
December 31, 2024	34,025
December 31, 2025 and thereafter	33,481
Total	367,364
Operating lease liabilities, including current portion	304,568
Discount based on incremental borrowing rate	62,796
Land leases
Property Subject To Or Available For Operating Lease [Line Items]
December 31, 2020	556
December 31, 2021	556
December 31, 2022	556
December 31, 2023	556
December 31, 2024	556
December 31, 2025 and thereafter	23,002
Total	25,782
Operating lease liabilities, including current portion	7,660
Discount based on incremental borrowing rate	18,122
Office space
Property Subject To Or Available For Operating Lease [Line Items]
December 31, 2020	753
December 31, 2021	356
December 31, 2022	101
December 31, 2023	81
December 31, 2024	0
December 31, 2025 and thereafter	0
Total	1,291
Operating lease liabilities, including current portion	1,204
Discount based on incremental borrowing rate	$ 87